COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment
Schedule of payment for commitments

Year Ending December 31:	$
2023	267,766
2024	32,475
2025	53
Total	300,294

Solar power system
Schedule of payment for commitments

Year Ending December 31:	$
2023	50,617
2024	5,245
2025	262
Total	56,124